Intangible Assets - Schedule of Intangible assets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-lived intangible asset:
Software	¥ 5,796,893	$ 909,659	¥ 4,164,764
Less: Accumulated amortization	(2,956,852)	(463,995)	(2,368,396)
Total finite-lived intangible asset	2,840,041	445,664	1,796,368
Indefinite-lived intangible asset:
License	43,091,503	6,761,998	43,091,503
Total infinite-lived intangible asset	43,091,503	6,761,998	43,091,503
Total	¥ 45,931,544	$ 7,207,662	¥ 44,887,871